Document And Entity Information	May 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity Registrant Name	iAnthus Capital Holdings, Inc.
Entity Central Index Key	0001643154
Entity Emerging Growth Company	true
Securities Act File Number	000-56228
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1360810
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 414
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(646)
Local Phone Number	518-9411
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE